Document and Entity Information	0 Months Ended
Jul. 10, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul 10, 2013
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Jul 10, 2013
Document Effective Date	Jul 10, 2013
Prospectus Date	Jul 1, 2013
Institutional Prospectus Classes | AllianzGI Small-Cap Blend Fund | Institutional Class
Risk/Return:
Trading Symbol	AZBIX
Institutional Prospectus Classes | AllianzGI Small-Cap Blend Fund | Class P
Risk/Return:
Trading Symbol	AZBPX
Institutional Prospectus Classes | AllianzGI Small-Cap Blend Fund | Class D
Risk/Return:
Trading Symbol	AZBDX
Retail Prospectus Classes | AllianzGI Small-Cap Blend Fund | Class A
Risk/Return:
Trading Symbol	AZBAX
Retail Prospectus Classes | AllianzGI Small-Cap Blend Fund | Class C
Risk/Return:
Trading Symbol	AZBCX

Institutional Prospectus Classes | AllianzGI Small-Cap Blend Fund
AllianzGI Small-Cap Blend Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Institutional Prospectus Classes AllianzGI Small-Cap Blend Fund		Institutional Class	Class P	Class D
Management Fees		0.95%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees		none	none	0.25%
Other Expenses	[1]	3.09%	3.09%	3.09%
Total Annual Fund Operating Expenses		4.04%	4.14%	4.39%
Expense Reductions	[2]	(3.08%)	(3.08%)	(3.08%)
Total Annual Fund Operating Expenses After Expense Reductions	[2]	0.96%	1.06%	1.31%
[1]	Other Expenses are based upon estimated amounts for the Funds initial fiscal year ending June 30, 2014, are based on $5,040,000 of invested assets and include 3.08% in organizational expenses (including both corporate organizational and initial offering expenses) and 0.01% in trustees' expenses.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Administrator to waive, through June 30, 2014, its administration fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses (including both corporate organizational and initial offering expenses) but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed the net expense ratios in the fee table. Under the Expense Limitation Agreement, the Administrator may recoup waived or reimbursed amounts until June 30, 2017, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example Institutional Prospectus Classes AllianzGI Small-Cap Blend Fund (USD $)	1 Year	3 Years
Institutional Class	98	306
Class P	108	337
Class D	133	415

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund expects to invest principally in U.S. companies but may invest to a lesser extent in non-U.S. companies. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations that are smaller than the largest company in the Russell 2000 Index (approximately $5.8 billion as of June 30, 2013). The portfolio managers generally seek exposure to smaller capitalization companies by employing four distinct small-cap strategies or “sleeves” for selecting individual stocks:

• U.S. Systematic Small-Cap;
• Small-Cap Managed Volatility;
• U.S. Emerging Growth; and
• Micro-cap.

    The allocation of Fund assets among these sleeves is set from time to time and periodically adjusted through a collaborative effort among the portfolio managers. Such allocations will not be equal and allocations to certain sleeves may be significantly larger than allocations to other sleeves.

    The portion of the Fund’s assets allocated to the U.S. Systematic Small-Cap sleeve will, under normal conditions, be invested primarily in common stocks of companies with smaller market capitalizations that are listed on U.S. exchanges. Securities are selected using a quantitative process incorporating a proprietary alpha model to identify stocks of companies that exhibit positive change (i.e., seeking to generate “alpha”), sustainability, and timely market recognition. The strategy incorporates risk forecasts through an optimization process to create a portfolio that balances expected alpha and risk. The investment team reviews each stock recommended by the optimization process as a qualitative check of the investment thesis during the portfolio construction process.

    The Small-Cap Managed Volatility sleeve employs a strategy for selecting individual stocks while also focusing on the sleeve’s volatility profile. This focus may result in the sleeve outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of strong positive market performance that are typically led by growth oriented stocks with higher correlation to broader market movements. This strategy utilizes a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions. The portfolio construction process for the Small-Cap Managed Volatility sleeve is iterative in nature. Initially, the portfolio managers build a fully invested and diversified portfolio subject to sector and security constraints with a goal of minimizing total volatility as measured by the standard deviation of returns. The team then overlays a proprietary stock selection model and seeks to build a final portfolio of stocks that considers the trade off between volatility and sources of relative performance (or “alpha”).

    Under the U.S. Emerging Growth strategy, the portfolio managers follow a disciplined, fundamental, bottom-up research process for selecting individual stocks. Their strategy focuses upon companies undergoing positive fundamental change, with sustainable growth characteristics.

    Under the Micro-cap strategy, the portfolio managers invest in stocks of micro-cap companies. The Fund currently considers micro-cap companies to be companies with market capitalizations that are smaller than the largest company in the Russell Microcap Growth Index (approximately $2.4 billion as of June 30, 2013). The Micro-cap sleeve is focused on micro-cap stocks which the portfolio managers believe have the potential for robust growth. The portfolio managers believe that the performance of micro-cap stocks is generally based on factors specific to an individual stock rather than general economic conditions, and the Micro-cap strategy therefore generally favors an actively managed approach.

    In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may also invest a portion of its assets in real estate investment trusts (REITs). In order to gain exposure to desired asset classes or securities, or for hedging or other investment purposes, the Fund may also utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments.

Principal Risks

The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT and Real Estate-Related Investment Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
Performance information for the Fund will be available after the Fund completes a full calendar year of operation.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Small-Cap Blend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based upon estimated amounts for the Funds initial fiscal year ending June 30, 2014, are based on $5,040,000 of invested assets and include 3.08% in organizational expenses (including both corporate organizational and initial offering expenses) and 0.01% in trustees' expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund expects to invest principally in U.S. companies but may invest to a lesser extent in non-U.S. companies. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations that are smaller than the largest company in the Russell 2000 Index (approximately $5.8 billion as of June 30, 2013). The portfolio managers generally seek exposure to smaller capitalization companies by employing four distinct small-cap strategies or “sleeves” for selecting individual stocks:

• U.S. Systematic Small-Cap;
• Small-Cap Managed Volatility;
• U.S. Emerging Growth; and
• Micro-cap.

    The allocation of Fund assets among these sleeves is set from time to time and periodically adjusted through a collaborative effort among the portfolio managers. Such allocations will not be equal and allocations to certain sleeves may be significantly larger than allocations to other sleeves.

    The portion of the Fund’s assets allocated to the U.S. Systematic Small-Cap sleeve will, under normal conditions, be invested primarily in common stocks of companies with smaller market capitalizations that are listed on U.S. exchanges. Securities are selected using a quantitative process incorporating a proprietary alpha model to identify stocks of companies that exhibit positive change (i.e., seeking to generate “alpha”), sustainability, and timely market recognition. The strategy incorporates risk forecasts through an optimization process to create a portfolio that balances expected alpha and risk. The investment team reviews each stock recommended by the optimization process as a qualitative check of the investment thesis during the portfolio construction process.

    The Small-Cap Managed Volatility sleeve employs a strategy for selecting individual stocks while also focusing on the sleeve’s volatility profile. This focus may result in the sleeve outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of strong positive market performance that are typically led by growth oriented stocks with higher correlation to broader market movements. This strategy utilizes a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions. The portfolio construction process for the Small-Cap Managed Volatility sleeve is iterative in nature. Initially, the portfolio managers build a fully invested and diversified portfolio subject to sector and security constraints with a goal of minimizing total volatility as measured by the standard deviation of returns. The team then overlays a proprietary stock selection model and seeks to build a final portfolio of stocks that considers the trade off between volatility and sources of relative performance (or “alpha”).

    Under the U.S. Emerging Growth strategy, the portfolio managers follow a disciplined, fundamental, bottom-up research process for selecting individual stocks. Their strategy focuses upon companies undergoing positive fundamental change, with sustainable growth characteristics.

    Under the Micro-cap strategy, the portfolio managers invest in stocks of micro-cap companies. The Fund currently considers micro-cap companies to be companies with market capitalizations that are smaller than the largest company in the Russell Microcap Growth Index (approximately $2.4 billion as of June 30, 2013). The Micro-cap sleeve is focused on micro-cap stocks which the portfolio managers believe have the potential for robust growth. The portfolio managers believe that the performance of micro-cap stocks is generally based on factors specific to an individual stock rather than general economic conditions, and the Micro-cap strategy therefore generally favors an actively managed approach.

    In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may also invest a portion of its assets in real estate investment trusts (REITs). In order to gain exposure to desired asset classes or securities, or for hedging or other investment purposes, the Fund may also utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT and Real Estate-Related Investment Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.04%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.08%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.96%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.14%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.08%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.06%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.39%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.08%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.31%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415

[1]	Other Expenses are based upon estimated amounts for the Funds initial fiscal year ending June 30, 2014, are based on $5,040,000 of invested assets and include 3.08% in organizational expenses (including both corporate organizational and initial offering expenses) and 0.01% in trustees' expenses.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Administrator to waive, through June 30, 2014, its administration fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses (including both corporate organizational and initial offering expenses) but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed the net expense ratios in the fee table. Under the Expense Limitation Agreement, the Administrator may recoup waived or reimbursed amounts until June 30, 2017, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Retail Prospectus Classes | AllianzGI Small-Cap Blend Fund
AllianzGI Small-Cap Blend Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 16 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Retail Prospectus Classes AllianzGI Small-Cap Blend Fund		Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Prospectus Classes AllianzGI Small-Cap Blend Fund		Class A	Class C
Management Fees		1.05%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	3.09%	3.09%
Total Annual Fund Operating Expenses		4.39%	5.14%
Expense Reductions	[2]	(3.08%)	(3.08%)
Total Annual Fund Operating Expenses After Expense Reductions	[2]	1.31%	2.06%
[1]	Other Expenses are based upon estimated amounts for the Funds initial fiscal year ending June 30, 2014, are based on $5,040,000 of invested assets and include 3.08% in organizational expenses (including both corporate organizational and initial offering expenses) and 0.01% of trustees' expenses.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Administrator to waive, through June 30, 2014, its administration fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses (including both corporate organizational and initial offering expenses) but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed the net expense ratios in the fee table. Under the Expense Limitation Agreement, the Administrator may recoup waived or reimbursed amounts until June 30, 2017, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Retail Prospectus Classes AllianzGI Small-Cap Blend Fund (USD $)	1 Year	3 Years
Class A	676	942
Class C	309	646

Example: Assuming you do not redeem your shares
Expense Example No Redemption Retail Prospectus Classes AllianzGI Small-Cap Blend Fund (USD $)	1 Year	3 Years
Class A	676	942
Class C	209	646

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund expects to invest principally in U.S. companies but may invest to a lesser extent in non-U.S. companies. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations that are smaller than the largest company in the Russell 2000 Index (approximately $5.8 billion as of June 30, 2013). The portfolio managers generally seek exposure to smaller capitalization companies by employing four distinct small-cap strategies or “sleeves” for selecting individual stocks:

• U.S. Systematic Small-Cap;
• Small-Cap Managed Volatility;
• U.S. Emerging Growth; and
• Micro-cap.

    The allocation of Fund assets among these sleeves is set from time to time and periodically adjusted through a collaborative effort among the portfolio managers. Such allocations will not be equal and allocations to certain sleeves may be significantly larger than allocations to other sleeves.

    The portion of the Fund’s assets allocated to the U.S. Systematic Small-Cap sleeve will, under normal conditions, be invested primarily in common stocks of companies with smaller market capitalizations that are listed on U.S. exchanges. Securities are selected using a quantitative process incorporating a proprietary alpha model to identify stocks of companies that exhibit positive change (i.e., seeking to generate “alpha”), sustainability, and timely market recognition. The strategy incorporates risk forecasts through an optimization process to create a portfolio that balances expected alpha and risk. The investment team reviews each stock recommended by the optimization process as a qualitative check of the investment thesis during the portfolio construction process.

    The Small-Cap Managed Volatility sleeve employs a strategy for selecting individual stocks while also focusing on the sleeve’s volatility profile. This focus may result in the sleeve outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of strong positive market performance that are typically led by growth oriented stocks with higher correlation to broader market movements. This strategy utilizes a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions. The portfolio construction process for the Small-Cap Managed Volatility sleeve is iterative in nature. Initially, the portfolio managers build a fully invested and diversified portfolio subject to sector and security constraints with a goal of minimizing total volatility as measured by the standard deviation of returns. The team then overlays a proprietary stock selection model and seeks to build a final portfolio of stocks that considers the trade off between volatility and sources of relative performance (or “alpha”).

    Under the U.S. Emerging Growth strategy, the portfolio managers follow a disciplined, fundamental, bottom-up research process for selecting individual stocks. Their strategy focuses upon companies undergoing positive fundamental change, with sustainable growth characteristics.

    Under the Micro-cap strategy, the portfolio managers invest in stocks of micro-cap companies. The Fund currently considers micro-cap companies to be companies with market capitalizations that are smaller than the largest company in the Russell Microcap Growth Index (approximately $2.4 billion as of June 30, 2013). The Micro-cap sleeve is focused on micro-cap stocks which the portfolio managers believe have the potential for robust growth. The portfolio managers believe that the performance of micro-cap stocks is generally based on factors specific to an individual stock rather than general economic conditions, and the Micro-cap strategy therefore generally favors an actively managed approach.

    In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may also invest a portion of its assets in real estate investment trusts (REITs). In order to gain exposure to desired asset classes or securities, or for hedging or other investment purposes, the Fund may also utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments.

Principal Risks

The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT and Real Estate-Related Investment Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
Performance information for the Fund will be available after the Fund completes a full calendar year of operation.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Small-Cap Blend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 16 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based upon estimated amounts for the Funds initial fiscal year ending June 30, 2014, are based on $5,040,000 of invested assets and include 3.08% in organizational expenses (including both corporate organizational and initial offering expenses) and 0.01% of trustees' expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund expects to invest principally in U.S. companies but may invest to a lesser extent in non-U.S. companies. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations that are smaller than the largest company in the Russell 2000 Index (approximately $5.8 billion as of June 30, 2013). The portfolio managers generally seek exposure to smaller capitalization companies by employing four distinct small-cap strategies or “sleeves” for selecting individual stocks:

• U.S. Systematic Small-Cap;
• Small-Cap Managed Volatility;
• U.S. Emerging Growth; and
• Micro-cap.

    The allocation of Fund assets among these sleeves is set from time to time and periodically adjusted through a collaborative effort among the portfolio managers. Such allocations will not be equal and allocations to certain sleeves may be significantly larger than allocations to other sleeves.

    The portion of the Fund’s assets allocated to the U.S. Systematic Small-Cap sleeve will, under normal conditions, be invested primarily in common stocks of companies with smaller market capitalizations that are listed on U.S. exchanges. Securities are selected using a quantitative process incorporating a proprietary alpha model to identify stocks of companies that exhibit positive change (i.e., seeking to generate “alpha”), sustainability, and timely market recognition. The strategy incorporates risk forecasts through an optimization process to create a portfolio that balances expected alpha and risk. The investment team reviews each stock recommended by the optimization process as a qualitative check of the investment thesis during the portfolio construction process.

    The Small-Cap Managed Volatility sleeve employs a strategy for selecting individual stocks while also focusing on the sleeve’s volatility profile. This focus may result in the sleeve outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of strong positive market performance that are typically led by growth oriented stocks with higher correlation to broader market movements. This strategy utilizes a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions. The portfolio construction process for the Small-Cap Managed Volatility sleeve is iterative in nature. Initially, the portfolio managers build a fully invested and diversified portfolio subject to sector and security constraints with a goal of minimizing total volatility as measured by the standard deviation of returns. The team then overlays a proprietary stock selection model and seeks to build a final portfolio of stocks that considers the trade off between volatility and sources of relative performance (or “alpha”).

    Under the U.S. Emerging Growth strategy, the portfolio managers follow a disciplined, fundamental, bottom-up research process for selecting individual stocks. Their strategy focuses upon companies undergoing positive fundamental change, with sustainable growth characteristics.

    Under the Micro-cap strategy, the portfolio managers invest in stocks of micro-cap companies. The Fund currently considers micro-cap companies to be companies with market capitalizations that are smaller than the largest company in the Russell Microcap Growth Index (approximately $2.4 billion as of June 30, 2013). The Micro-cap sleeve is focused on micro-cap stocks which the portfolio managers believe have the potential for robust growth. The portfolio managers believe that the performance of micro-cap stocks is generally based on factors specific to an individual stock rather than general economic conditions, and the Micro-cap strategy therefore generally favors an actively managed approach.

    In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may also invest a portion of its assets in real estate investment trusts (REITs). In order to gain exposure to desired asset classes or securities, or for hedging or other investment purposes, the Fund may also utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); REIT and Real Estate-Related Investment Risk (adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.39%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.08%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.31%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	676
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	942
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	676
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	942
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.14%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.08%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.06%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	309
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 646

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Other Expenses are based upon estimated amounts for the Funds initial fiscal year ending June 30, 2014, are based on $5,040,000 of invested assets and include 3.08% in organizational expenses (including both corporate organizational and initial offering expenses) and 0.01% of trustees' expenses.
[3]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Administrator to waive, through June 30, 2014, its administration fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses (including both corporate organizational and initial offering expenses) but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed the net expense ratios in the fee table. Under the Expense Limitation Agreement, the Administrator may recoup waived or reimbursed amounts until June 30, 2017, provided total expenses, including such recoupment, do not exceed the annual expenses limit.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 1, 2013